Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2017
Subsidiaries | DS Biopharma Limited
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 95,000	$ 633,000
Amounts due from related parties	36,000	338,000
Mr. Ciaran Murray
Related Party Transaction [Line Items]
Expenses incurred from related party transactions			$ 178,000
Fair value of asset transferred to related party				$ 77,000
Mr. Thomas Lynch
Related Party Transaction [Line Items]
Related party transaction amounts	151,360	274,519
Amounts due to related parties	$ 0	$ 64,000